UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:	BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2023

Date of reporting period: 09/30/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

SEPTEMBER 30, 2023

2023 Annual Report

BlackRock Funds II

•	BlackRock 20/80 Target Allocation Fund

•	BlackRock 40/60 Target Allocation Fund

•	BlackRock 60/40 Target Allocation Fund

•	BlackRock 80/20 Target Allocation Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	5.18%	21.62%

U.S. small cap equities (Russell 2000® Index)	(0.19)	8.93

International equities (MSCI Europe, Australasia, Far East Index)	(1.28)	25.65

Emerging market equities (MSCI Emerging Markets Index)	(2.05)	11.70

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.50	4.47

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.98)	(2.90)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.05)	0.64

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.05)	2.66

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.22	10.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2023	BlackRock Target Allocation Funds

Portfolio Management Commentary

How did the Funds perform?

BlackRock 20/80 Target Allocation Fund

For the 12-month period ended September 30, 2023, all of the Fund’s share classes underperformed its reference benchmark (MSCI All Country World Index (the “MSCI ACWI Index”) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)). For the same period, all of the Fund’s share classes outperformed the Bloomberg U.S. Universal Index.

BlackRock 40/60 Target Allocation Fund

For the 12-month period ended September 30, 2023, all of the Fund’s share classes underperformed its reference benchmark (MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)). For the same period, all of the Fund’s share classes underperformed the MSCI ACWI Index.

BlackRock 60/40 Target Allocation Fund

For the 12-month period ended September 30, 2023, all of the Fund’s share classes underperformed its reference benchmark (MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)). For the same period, all of the Fund’s share classes underperformed the MSCI ACWI Index.

BlackRock 80/20 Target Allocation Fund

For the 12-month period ended September 30, 2023, all of the Fund’s share classes underperformed its reference benchmark (MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)). For the same period, all of the Fund’s share classes underperformed the MSCI ACWI Index.

What factors influenced performance?

BlackRock 20/80 Target Allocation Fund

Holdings in large-cap U.S. stocks, broad U.S. stocks, and developed-market growth stocks contributed to performance, while positions in long-duration U.S. Treasuries and investment-grade bonds detracted. (Duration is a measure of interest rate sensitivity.)

BlackRock 40/60 Target Allocation Fund

Holdings in large-cap U.S. stocks, broad U.S. stocks, and developed-market growth stocks contributed to performance, while positions in long-duration U.S. Treasuries, investment-grade bonds, and emerging market stocks detracted.

BlackRock 60/40 Target Allocation Fund

Holdings in large-cap U.S. stocks, European value stocks, and broad U.S. stocks contributed. Positions in long-duration U.S. Treasuries, emerging market stocks, and U.S. growth stocks detracted.

BlackRock 80/20 Target Allocation Fund

Holdings in large-cap U.S. stocks, European value stocks, and broad U.S. stocks contributed. Positions in long-duration U.S. Treasuries, emerging market stocks, and U.S. growth stocks detracted.

Describe recent portfolio activity.

At the end of 2022, the investment adviser took a more defensive stance by shifting the Funds’ stock/bond allocations closer to those of the benchmarks while continuing to reduce risk. It also maintained an underweight to duration and a preference for U.S. equities. At the start of 2023, the investment adviser recalibrated the Funds for an environment in which inflation, the U.S. Dollar, and long-term bond yields appeared to have peaked. It sought to achieve this by increasing the Funds’ allocations to international developed- and emerging-market equities. In addition, it shifted to a duration overweight.

Late in the first quarter of 2023, the investment adviser moved the Funds to an underweight in equities in response to the uncertainty caused by the disruptions in the banking sector. The investment adviser subsequently rebalanced the Funds’ positioning in both equities and fixed income at mid-year due to anticipated shifts in market trends. It added to the overweight in U.S. stocks, and it created a barbell strategy in fixed income by adding short- and long-duration U.S. Treasuries, including inflation-linked bills.

Describe the Funds’ positioning at period end.

The Funds had a neutral weighting in stocks, with a continued underweight in the United States relative to the international markets. The Funds maintained a large position in inflation-linked Treasuries as part of the barbell strategy.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023 (continued)	BlackRock 20/80 Target Allocation Fund

Investment Objective

BlackRock 20/80 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

GROWTH OF $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (14%), MSCI USA Index (6%) and Bloomberg U.S. Universal Index (80%).
(d)

Bloomberg U.S. Universal Index (formerly Bloomberg Barclays U.S. Universal Index), an index that measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

Performance

	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	4.32%	N/A	1.78%	N/A	3.29%	N/A
Investor A	4.00	(1.46)%	1.44	0.35%	2.93	2.38%
Investor C	3.28	2.28	0.70	0.70	2.32	2.32
Class K	4.35	N/A	1.80	N/A	3.31	N/A
Class R	3.73	N/A	1.14	N/A	2.64	N/A
MSCI ACWI Index (14%)/MSCI USA Index (6%)/
Bloomberg U.S. Universal Index (80%)	5.30	N/A	1.99	N/A	3.01	N/A
Bloomberg U.S. Universal Index	1.61	N/A	0.34	N/A	1.43	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2023 (continued)	BlackRock 20/80 Target Allocation Fund

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$973.80	$0.51	$1,000.00	$1,024.55	$0.51	0.10%
Investor A	1,000.00	971.40	2.17	1,000.00	1,022.87	2.23	0.44
Investor C	1,000.00	968.40	5.89	1,000.00	1,019.08	6.02	1.19
Class K	1,000.00	973.80	0.42	1,000.00	1,024.65	0.41	0.08
Class R	1,000.00	970.40	3.61	1,000.00	1,021.41	3.70	0.73

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Fixed-Income Funds	75%
Equity Funds	18
Short-Term Securities	7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

Master Total Return Portfolio	23%
iShares Core Total USD Bond Market ETF	22
iShares Treasury Floating Rate Bond ETF	10
iShares Core S&P 500 ETF	10
SL Liquidity Series, LLC, Money Market Series	7
iShares 20+ Year Treasury Bond ETF	6
BlackRock U.S. Mortgage Portfolio	5
iShares iBoxx $ Investment Grade Corporate Bond ETF	4
iShares TIPS Bond ETF	3
iShares MSCI EAFE Value ETF	3

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

6	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	BlackRock 40/60 Target Allocation Fund

Investment Objective

BlackRock 40/60 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

GROWTH OF $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 40% of its assets and exposure to fixed-income securities in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (28%), MSCI USA Index (12%) and Bloomberg U.S. Universal Index (60%).
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

Performance

	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	8.31%	N/A	3.74%	N/A	5.03%	N/A
Investor A	7.92	2.26%	3.39	2.28%	4.69	4.12%
Investor C	7.08	6.08	2.63	2.63	4.06	4.06
Class K	8.33	N/A	3.76	N/A	5.05	N/A
Class R	7.79	N/A	3.23	N/A	4.53	N/A
MSCI ACWI Index (28%)/MSCI USA Index (12%)/ Bloomberg U.S. Universal Index (60%)	9.07	N/A	3.52	N/A	4.53	N/A
MSCI ACWI Index	20.80	N/A	6.46	N/A	7.56	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 40% of its assets and exposure to fixed-income securities (and certain other instruments) in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2023 (continued)	BlackRock 40/60 Target Allocation Fund

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$988.00	$0.51	$1,000.00	$1,024.55	$0.51	0.10%
Investor A	1,000.00	987.00	2.16	1,000.00	1,022.89	2.18	0.43
Investor C	1,000.00	982.50	5.93	1,000.00	1,019.09	6.02	1.19
Class K	1,000.00	988.00	0.42	1,000.00	1,024.65	0.41	0.08
Class R	1,000.00	986.10	3.00	1,000.00	1,022.04	3.04	0.60

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Fixed-Income Funds	58%
Equity Funds	38
Short-Term Securities	4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
Master Total Return Portfolio	23%
iShares Core S&P 500 ETF	14
iShares Core Total USD Bond Market ETF	11
iShares Treasury Floating Rate Bond ETF	8
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	6
iShares 20+ Year Treasury Bond ETF	5
iShares MSCI U.S.A. Quality Factor ETF	4
iShares MSCI EAFE Value ETF	4
SL Liquidity Series, LLC, Money Market Series	4
iShares iBoxx $ Investment Grade Corporate Bond ETF	4

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

8	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	BlackRock 60/40 Target Allocation Fund

Investment Objective

BlackRock 60/40 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is also a consideration.

GROWTH OF $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (42%), MSCI USA Index (18%) and Bloomberg U.S. Universal Index (40%).
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

Performance

	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	12.36%	N/A	5.05%	N/A	6.33%	N/A
Investor A	11.98	6.10%	4.71	3.58%	5.97	5.40%
Investor C	11.20	10.20	3.93	3.93	5.34	5.34
Class K	12.39	N/A	5.07	N/A	6.35	N/A
Class R	11.81	N/A	4.50	N/A	5.77	N/A
MSCI ACWI Index (42%)/MSCI USA Index (18%)/
Bloomberg U.S. Universal Index (40%)	12.92	N/A	4.93	N/A	5.98	N/A
MSCI ACWI Index	20.80	N/A	6.46	N/A	7.56	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities (and certain other instruments) in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

N/A – Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2023 (continued)	BlackRock 60/40 Target Allocation Fund

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$ 1,000.00	$1,002.90	$ 0.50	$ 1,000.00	$ 1,024.57	$ 0.51	0.10%
Investor A	1,000.00	1,001.50	2.20	1,000.00	1,022.87	2.23	0.44
Investor C	1,000.00	998.50	5.96	1,000.00	1,019.11	6.02	1.19
Class K	1,000.00	1,003.60	0.40	1,000.00	1,024.67	0.41	0.08
Class R	1,000.00	1,000.70	3.16	1,000.00	1,021.91	3.19	0.63

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Equity Funds	55%
Fixed-Income Funds	38
Short-Term Securities	7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

iShares Core S&P 500 ETF	19%
Master Total Return Portfolio	16
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	8
iShares Core Total USD Bond Market ETF	7
SL Liquidity Series, LLC, Money Market Series	7
iShares MSCI U.S.A. Quality Factor ETF	6
iShares MSCI EAFE Value ETF	6
iShares Treasury Floating Rate Bond ETF	5
iShares MSCI EAFE Growth ETF	5
iShares 20+ Year Treasury Bond ETF	3

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

10	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	BlackRock 80/20 Target Allocation Fund

Investment Objective

BlackRock 80/20 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is not a consideration.

GROWTH OF $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (56%), MSCI USA Index (24%) and Bloomberg U.S. Universal Index (20%).
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

Performance

	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	16.54%	N/A	6.49%	N/A	7.62%	N/A
Investor A	16.07	9.98%	6.11	4.97%	7.24	6.66%
Investor C	15.24	14.24	5.32	5.32	6.59	6.59
Class K	16.55	N/A	6.51	N/A	7.63	N/A
Class R	15.92	N/A	5.94	N/A	7.07	N/A
MSCI ACWI Index (56%)/MSCI USA Index (24%)/ Bloomberg U.S. Universal Index (20%)	16.86	N/A	6.20	N/A	7.35	N/A
MSCI ACWI Index	20.80	N/A	6.46	N/A	7.56	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 80% of its assets and exposure to fixed-income securities (and certain other instruments) in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

N/A – Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2023 (continued)	BlackRock 80/20 Target Allocation Fund

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,017.60	$ 0.48	$ 1,000.00	$ 1,024.59	$ 0.46	0.09%
Investor A	1,000.00	1,015.20	2.20	1,000.00	1,022.89	2.18	0.43
Investor C	1,000.00	1,012.20	5.98	1,000.00	1,019.13	5.97	1.18
Class K	1,000.00	1,017.60	0.38	1,000.00	1,024.69	0.36	0.07
Class R	1,000.00	1,015.30	3.01	1,000.00	1,022.09	2.99	0.59

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Equity Funds	78%
Fixed-Income Funds	20
Short-Term Securities	2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

iShares Core S&P 500 ETF	26%
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	13
iShares MSCI EAFE Value ETF	10
iShares MSCI U.S.A. Quality Factor ETF	9
Master Total Return Portfolio	9
iShares MSCI EAFE Growth ETF	7
iShares Core Total USD Bond Market ETF	5
BlackRock Emerging Markets Fund, Inc., Class K	3
iShares Treasury Floating Rate Bond ETF	3
iShares MSCI U.S.A. Min Vol Factor ETF	3

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

12	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	13

Schedule of Investments September 30, 2023	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 19.5%
BlackRock Emerging Markets Fund, Inc., Class K	193,093	$4,360,049
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	589,843	10,670,260
iShares Core S&P 500 ETF	100,294	43,069,252
iShares MSCI EAFE Growth ETF	71,348	6,157,332
iShares MSCI EAFE Value ETF(b)	250,454	12,254,714
iShares MSCI U.S.A. Quality Factor ETF	49,391	6,509,240

		83,020,847
Fixed-Income Funds — 79.9%
BlackRock U.S. Mortgage Portfolio	2,741,126	23,299,570
iShares 20+ Year Treasury Bond ETF	284,203	25,205,964
iShares Convertible Bond ETF	56,737	4,210,453
iShares Core Total USD Bond Market ETF	2,296,244	100,380,307
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	164,553	16,787,697
iShares JPMorgan USD Emerging Markets Bond ETF	79,626	6,570,738
iShares TIPS Bond ETF	124,300	12,892,396
iShares Treasury Floating Rate Bond ETF	877,893	44,544,291
Master Total Return Portfolio	$105,586,229	105,586,229

		339,477,645

Total Long-Term Investments — 99.4% (Cost: $445,064,333)		422,498,492

Security	Shares	Value

Short-Term Securities

Money Market Funds — 7.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(a)(c)	1,139,965	$1,139,965
SL Liquidity Series, LLC, Money Market Series, 5.52%(a)(c)(d)	29,365,676	29,374,486

Total Short-Term Securities — 7.2% (Cost: $30,514,218)		30,514,451

Total Investments — 106.6% (Cost: $475,578,551)		453,012,943
Liabilities in Excess of Other Assets — (6.6)%		(28,166,340)

Net Assets — 100.0%		$424,846,603

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$—	$9,382,753		$(4,635,790)	$(105,383)	$(281,531)	$4,360,049	193,093	$43,288	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	240,443	899,522	(a)	—	—	—	1,139,965	1,139,965	30,494	—
BlackRock Strategic Income Opportunities Portfolio, Class K(b)	41,509,114	31,271,968		(72,961,975)	(1,519,869)	1,700,762	—	—	1,265,814	588,317
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	—	21,115,913		(11,319,774)	94,292	779,829	10,670,260	589,843	54,746	—
BlackRock U.S. Mortgage Portfolio	—	26,429,803		(2,653,888)	(24,451)	(451,894)	23,299,570	2,741,126	990,412	6,090

14	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2023	BlackRock 20/80 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 10- 20 Year Treasury Bond ETF(b)	$20,471,378	$22,586,754	$(44,209,576)	$(1,411,761)	$2,563,205	$—	—	$880,152	$—
iShares 1-3 Year Treasury Bond ETF(b)	—	69,759,099	(69,425,248)	(333,851)	—	—	—	394,667	—
iShares 20+ Year Treasury Bond ETF	—	29,161,250	(297,064)	(16,667)	(3,641,555)	25,205,964	284,203	158,032	—
iShares Convertible Bond ETF	5,019,434	4,538,913	(5,327,682)	(678,421)	658,209	4,210,453	56,737	53,919	—
iShares Core S&P 500 ETF	—	44,954,668	(5,601,384)	200,282	3,515,686	43,069,252	100,294	531,975	—
iShares Core S&P Total U.S. Stock Market ETF(b)	42,708,605	468,689	(45,796,344)	5,128,097	(2,509,047)	—	—	102,046	—
iShares Core Total USD Bond Market ETF	88,696,510	85,633,874	(70,885,521)	(10,119,628)	7,055,072	100,380,307	2,296,244	3,616,755	—
iShares ESG Aware MSCI U.S.A. ETF(b)	22,740,324	508,027	(25,454,389)	807,028	1,399,010	—	—	95,463	—
iShares Fallen Angels USD Bond ETF(b)	12,124,470	180,694	(12,703,727)	(2,097,454)	2,496,017	—	—	154,946	—
iShares GSCI Commodity Dynamic Roll Strategy ETF(b)	4,443,354	857,014	(4,346,960)	(567,887)	(385,521)	—	—	994,863	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,201,853	17,925,999	(15,890,640)	(2,135,630)	686,115	16,787,697	164,553	175,009	—
iShares JPMorgan USD Emerging Markets Bond ETF	—	16,600,078	(9,489,334)	(215,522)	(324,484)	6,570,738	79,626	303,844	—
iShares MSCI EAFE Growth ETF	8,463,326	1,903,660	(6,273,971)	(301,201)	2,365,518	6,157,332	71,348	126,873	—
iShares MSCI EAFE Value ETF	9,170,834	5,974,063	(4,914,507)	(354,788)	2,379,112	12,254,714	250,454	311,405	—
iShares MSCI Emerging Markets Min Vol Factor ETF(b)	6,849,199	211,386	(7,537,853)	(400,646)	877,914	—	—	97,160	—
iShares MSCI U.S.A. Min Vol Factor ETF(b)	—	4,680,412	(4,767,551)	87,139	—	—	—	35,732	—
iShares MSCI U.S.A. Quality Factor ETF	—	9,184,500	(3,753,419)	451,899	626,260	6,509,240	49,391	80,202	—

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (continued) September 30, 2023	BlackRock 20/80 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares TIPS Bond ETF	$30,674,963	$13,907,196		$(31,780,976)		$(4,882,625)	$4,973,838	$12,892,396	124,300	$148,658		$—
iShares Treasury Floating Rate Bond ETF	—	44,907,964		(471,081)		231	107,177	44,544,291	877,893	336,818		—
iShares U.S. Technology ETF(b)	—	4,544,531		(5,630,069)		1,085,538	—	—	—	8,415		—
iShares U.S. Treasury Bond ETF(b)	42,466,905	395,910		(42,613,645)		(4,841,445)	4,592,275	—	—	181,098		—
Master Total Return Portfolio	118,879,807	—		(10,577,576	)(a)(c)	(7,189,932)	4,473,930	105,586,229	$105,586,229	4,988,309		—
SL Liquidity Series, LLC, Money Market Series	5,145,041	24,247,261	(a)	—		(18,049)	233	29,374,486	29,365,676	22,330(d	)	—

						$(29,360,704)	$33,656,130	$453,012,943		$16,183,425		$594,407

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$316,912,263	$—	$—	$316,912,263
Short-Term Securities
Money Market Funds	1,139,965	—	—	1,139,965

	$318,052,228	$—	$—	318,052,228

Investments valued at NAV(a)				134,960,715

				$453,012,943

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

16	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments September 30, 2023	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 39.5%
BlackRock Emerging Markets Fund, Inc., Class K .	525,169	$11,858,324
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	2,129,782	38,527,758
iShares Core S&P 500 ETF	195,372	83,898,598
iShares Core S&P Mid-Cap ETF	22,702	5,660,744
iShares MSCI EAFE Growth ETF	260,638	22,493,059
iShares MSCI EAFE Value ETF	537,318	26,290,970
iShares MSCI U.S.A. Min Vol Factor ETF	84,613	6,124,289
iShares MSCI U.S.A. Quality Factor ETF	203,015	26,755,347
iShares S&P 500 Growth ETF	85,273	5,834,379
iShares U.S. Technology ETF	57,766	6,060,809

		233,504,277

Fixed-Income Funds — 60.4%
BlackRock U.S. Mortgage Portfolio	2,362,077	20,077,656
iShares 20+ Year Treasury Bond ETF	338,003	29,977,486
iShares Core Total USD Bond Market ETF	1,577,886	68,977,286
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	231,275	23,594,675
iShares JPMorgan USD Emerging Markets Bond ETF	74,735	6,167,132
iShares TIPS Bond ETF	145,517	15,093,023
iShares Treasury Floating Rate Bond ETF	984,528	49,954,951
Master Total Return Portfolio	$142,595,730	142,595,730

		356,437,939

Total Long-Term Investments — 99.9% (Cost: $600,371,073)		589,942,216

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(a)(c)	967,261	$967,261
SL Liquidity Series, LLC, Money Market Series, 5.52%(a)(c)(d)	23,833,310	23,840,460

Total Short-Term Securities — 4.2% (Cost: $24,807,715)		24,807,721

Total Investments — 104.1% (Cost: $625,178,788)		614,749,937
Liabilities in Excess of Other Assets — (4.1)%		(23,960,769)

Net Assets — 100.0%		$590,789,168

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$—	$24,461,387	$(11,567,830)		$(275,266)	$(759,967)	$11,858,324	525,169	$117,918	$—
BlackRock Equity Dividend Fund, Class K(a)	5,646,958	411,644	(6,638,733)		(495,303)	1,075,434	—	—	56,404	241,537
BlackRock Liquidity Funds, T-Fund, Institutional Class	968,485	—	(1,224	)(b)	—	—	967,261	967,261	44,452	—
BlackRock Strategic Income Opportunities Portfolio, Class K(a)	30,377,418	29,187,296	(59,621,106)		(1,341,355)	1,397,747	—	—	999,320	443,471

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (continued) September 30, 2023	BlackRock 40/60 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds

BlackRock Sustainable Advantage Large Cap Core Fund, Class K	$—	$49,493,555	$(14,125,287)	$364,472	$2,795,018	$38,527,758	2,129,782	$193,293	$—

BlackRock U.S. Mortgage Portfolio	—	21,818,897	(1,221,375)	(15,408)	(504,458)	20,077,656	2,362,077	815,171	4,391

iShares 10- 20 Year Treasury Bond ETF(a)	25,346,673	18,273,929	(43,695,577)	(3,090,842)	3,165,817	—	—	874,627	—

iShares 1-3 Year Treasury Bond ETF(a)	—	35,956,253	(35,612,444)	(343,809)	—	—	—	395,607	—

iShares 20+ Year Treasury Bond ETF	—	34,575,080	(242,868)	(18,495)	(4,336,231)	29,977,486	338,003	188,208	—

iShares Convertible Bond ETF(a)	6,271,278	168,530	(6,635,861)	(409,467)	605,520	—	—	55,426	—

iShares Core S&P 500 ETF	—	81,642,001	(6,105,675)	40,659	8,321,613	83,898,598	195,372	1,101,511	—

iShares Core S&P Mid-Cap ETF	—	6,183,421	(44,537)	(1,458)	(476,682)	5,660,744	22,702	25,793	—

iShares Core S&P Small-Cap ETF(a)	8,468,503	154,847	(9,101,674)	(571,017)	1,049,341	—	—	26,564	—

iShares Core S&P Total U.S. Stock Market ETF(a)	96,003,507	1,215,056	(103,162,098)	18,639,169	(12,695,634)	—	—	242,502	—

iShares Core Total USD Bond Market ETF	85,276,507	79,905,883	(94,737,380)	(9,979,726)	8,512,002	68,977,286	1,577,886	2,957,527	—

iShares ESG Aware MSCI U.S.A. ETF(a)	59,639,451	1,242,849	(65,686,539)	5,206,748	(402,509)	—	—	209,953	—

iShares Fallen Angels USD Bond ETF(a)	15,147,390	269,197	(15,748,156)	(2,890,472)	3,222,041	—	—	154,561	—

iShares GSCI Commodity Dynamic Roll Strategy ETF(a)	5,655,441	1,144,600	(5,524,328)	(780,887)	(494,826)	—	—	1,315,713	—

iShares iBoxx $ Investment Grade Corporate Bond ETF	5,743,654	25,115,568	(5,758,292)	(763,038)	(743,217)	23,594,675	231,275	189,808	—

iShares JPMorgan USD Emerging Markets Bond ETF	—	18,444,252	(11,691,101)	(281,606)	(304,413)	6,167,132	74,735	306,372	—

iShares MSCI EAFE Growth ETF	18,193,694	10,362,474	(9,785,504)	373,487	3,348,908	22,493,059	260,638	340,344	—

18	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2023	BlackRock 40/60 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income (Expense)		Capital Gain Distributions from Underlying Funds

iShares MSCI EAFE Value ETF	$20,058,025	$10,421,108		$(9,220,593)		$(699,746)	$5,732,176	$26,290,970	537,318	$820,489		$—

iShares MSCI Emerging Markets Min Vol Factor ETF(a)	17,124,113	590,290		(18,919,414)		(984,527)	2,189,538	—	—	252,308		—

iShares MSCI U.S.A. Min Vol Factor ETF	—	9,334,315		(3,141,230)		47,205	(116,001)	6,124,289	84,613	104,616		—

iShares MSCI U.S.A. Momentum Factor ETF(a)	—	5,888,277		(5,702,636)		(185,641)	—	—	—	34,770		—

iShares MSCI U.S.A. Quality Factor ETF	—	38,952,385		(16,920,173)		2,155,972	2,567,163	26,755,347	203,015	339,778		—

iShares S&P 500 Growth ETF	—	6,137,431		(44,448)		(569)	(258,035)	5,834,379	85,273	18,964		—

iShares TIPS Bond ETF	26,460,291	16,116,519		(27,375,915)		(4,922,969)	4,815,097	15,093,023	145,517	144,464		—

iShares Treasury Floating Rate Bond ETF	—	50,333,780		(498,476)		(414)	120,061	49,954,951	984,528	378,230		—

iShares U.S. Technology ETF	—	13,531,837		(12,219,635)		3,012,001	1,736,606	6,060,809	57,766	48,974		—

iShares U.S. Treasury Bond ETF(a)	5,957,817	10,780		(5,819,556)		(473,806)	324,765	—	—	10,124		—

Master Total Return Portfolio	147,718,107	—		(1,271,704	)(b)(c)	(9,243,164)	5,392,491	142,595,730	$142,595,730	6,403,052		—

SL Liquidity Series, LLC, Money Market Series	3,723,165	20,122,454	(b)	—		(4,956)	(203)	23,840,460	23,833,310	40,613	(d)	—

						$(7,934,228)	$35,279,162	$614,749,937		$19,207,456		$689,399

(a)	As of period end, the entity is no longer held
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (continued) September 30, 2023	BlackRock 40/60 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$447,346,486	$—	$—	$447,346,486
Short-Term Securities
Money Market Funds	967,261	—	—	967,261

	$448,313,747	$—	$—	448,313,747

Investments valued at NAV(a)				166,436,190

				$614,749,937

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

20	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments September 30, 2023	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 59.5%
BlackRock Emerging Markets Fund, Inc., Class K	1,785,117	$40,307,933
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	6,717,113	121,512,569
iShares Core S&P 500 ETF	632,642	271,675,454
iShares Core S&P Mid-Cap ETF	51,863	12,932,039
iShares MSCI EAFE Growth ETF	813,986	70,246,992
iShares MSCI EAFE Value ETF(b)	1,932,384	94,551,549
iShares MSCI U.S.A. Min Vol Factor ETF	393,667	28,493,618
iShares MSCI U.S.A. Quality Factor ETF	722,875	95,267,696
iShares S&P 500 Growth ETF	389,603	26,656,637
iShares U.S. Infrastructure ETF	364,102	13,322,492
iShares U.S. Technology ETF	258,901	27,163,893

		802,130,872

Fixed-Income Funds — 40.3%
BlackRock U.S. Mortgage Portfolio	4,583,897	38,963,125
iShares 20+ Year Treasury Bond ETF	491,169	43,561,779
iShares Core Total USD Bond Market ETF	2,398,853	104,865,859
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	198,021	20,202,102
iShares JPMorgan USD Emerging Markets Bond ETF	178,587	14,736,999
iShares TIPS Bond ETF	199,421	20,683,946
iShares Treasury Floating Rate Bond ETF	1,408,724	71,478,656
Master Total Return Portfolio	$229,788,178	229,788,178

		544,280,644

Total Long-Term Investments — 99.8% (Cost: $1,323,005,518)		1,346,411,516

Security	Shares	Value

Short-Term Securities

Money Market Funds — 7.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(a)(c)	$828,609	$828,609
SL Liquidity Series, LLC, Money Market Series, 5.52%(a)(c)(d)	98,809,947	98,839,590

Total Short-Term Securities — 7.4% (Cost: $99,666,755)		99,668,199

Total Investments — 107.2% (Cost: $1,422,672,273)		1,446,079,715

Liabilities in Excess of Other Assets — (7.2)%		(96,825,893)

Net Assets — 100.0%		$1,349,253,822

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$—	$72,334,129	$(29,056,321)		$(386,650)	$(2,583,225)	$40,307,933	1,785,117	$387,253	$—
BlackRock Equity Dividend Fund, Class K(a)	24,520,041	1,797,243	(28,818,161)		(2,294,306)	4,795,183	—	—	243,103	1,030,016
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,908,909	—	(1,080,300	)(b)	—	—	828,609	828,609	111,163	—
BlackRock Strategic Income Opportunities Portfolio, Class K(a)	37,270,836	40,661,875	(78,126,260)		(1,515,778)	1,709,327	—	—	1,398,161	650,016

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (continued) September 30, 2023	BlackRock 60/40 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	$—	$146,204,662	$(33,908,312)	$415,781	$8,800,438	$121,512,569	6,717,113	$590,181	$—
BlackRock U.S. Mortgage Portfolio	—	40,916,355	(745,237)	(13,195)	(1,194,798)	38,963,125	4,583,897	1,495,735	6,790
iShares 10- 20 Year Treasury Bond ETF(a)	46,062,426	12,344,715	(58,888,438)	(9,062,549)	9,543,846	—	—	1,391,316	—
iShares 1-3 Year Treasury Bond ETF(a)	—	57,906,577	(57,117,938)	(788,639)	—	—	—	529,020	—
iShares 20+ Year Treasury Bond ETF	—	49,967,039	(96,537)	(8,717)	(6,300,006)	43,561,779	491,169	272,976	—
iShares Convertible Bond ETF(a)	12,849,574	380,417	(13,657,695)	(159,574)	587,278	—	—	119,277	—
iShares Core S&P 500 ETF	—	250,914,115	(7,356,314)	(25,856)	28,143,509	271,675,454	632,642	3,596,176	—
iShares Core S&P Mid-Cap ETF	—	14,048,626	(27,851)	(1,099)	(1,087,637)	12,932,039	51,863	58,917	—
iShares Core S&P Small-Cap ETF(a)	22,776,731	521,844	(24,633,648)	(1,493,739)	2,828,812	—	—	82,355	—
iShares Core S&P Total U.S. Stock Market ETF(a)	273,943,793	4,321,956	(295,593,951)	42,834,577	(25,506,375)	—	—	710,518	—
iShares Core Total USD Bond Market ETF	102,548,559	90,563,997	(85,807,942)	(3,682,625)	1,243,870	104,865,859	2,398,853	3,739,182	—
iShares ESG Aware MSCI U.S.A. ETF(a)	162,153,076	3,239,381	(177,087,436)	27,925,502	(16,230,523)	—	—	487,833	—
iShares Fallen Angels USD Bond ETF(a)	30,407,349	640,110	(31,759,478)	(5,893,828)	6,605,847	—	—	320,384	—
iShares GSCI Commodity Dynamic Roll Strategy ETF(a)	11,729,091	2,429,789	(11,445,604)	(1,818,690)	(894,586)	—	—	2,776,373	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	21,372,887	(41,505)	(1,610)	(1,127,670)	20,202,102	198,021	145,939	—
iShares JPMorgan USD Emerging Markets Bond ETF	—	39,391,334	(23,327,922)	(600,446)	(725,967)	14,736,999	178,587	669,487	—
iShares MSCI EAFE Growth ETF	59,080,021	35,748,103	(36,661,834)	1,201,203	10,879,499	70,246,992	813,986	1,110,267	—

22	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2023	BlackRock 60/40 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares MSCI EAFE Value ETF	$63,355,958	$39,547,370		$(25,779,837)	$(1,683,413)	$19,111,471	$94,551,549	1,932,384	$2,868,452		$—
iShares MSCI Emerging Markets Min Vol Factor ETF(a)	46,667,310	6,797,015		(57,167,195)	(2,221,865)	5,924,735	—	—	773,554		—
iShares MSCI U.S.A. Min Vol Factor ETF	21,564,860	8,756,496		(3,847,286)	(137,087)	2,156,635	28,493,618	393,667	516,506		—
iShares MSCI U.S.A. Momentum Factor ETF(a)	—	24,275,612		(23,444,339)	(831,273)	—	—	—	144,701		—
iShares MSCI U.S.A. Quality Factor ETF	—	110,678,376		(27,954,023)	3,450,814	9,092,529	95,267,696	722,875	1,035,740		—
iShares S&P 500 Growth ETF	—	27,888,526		(55,626)	(1,259)	(1,175,004)	26,656,637	389,603	86,627		—
iShares TIPS Bond ETF	36,350,053	21,605,963		(36,538,292)	(4,933,061)	4,199,283	20,683,946	199,421	107,133		—
iShares Treasury Floating Rate Bond ETF	—	71,446,102		(138,741)	48	171,247	71,478,656	1,408,724	540,489		—
iShares U.S. Infrastructure ETF	11,301,925	973,192		(460,927)	(3,848)	1,512,150	13,322,492	364,102	281,232		—
iShares U.S. Technology ETF	—	40,186,093		(28,009,735)	7,242,732	7,744,803	27,163,893	258,901	164,341		—
Master Total Return Portfolio	204,316,835	32,333,524	(b)(c)	—	(13,829,011)	6,966,830	229,788,178	$229,788,178	9,676,539		—
SL Liquidity Series, LLC, Money Market Series	—	98,849,727	(b)	—	(11,581)	1,444	98,839,590	98,809,947	93,142	(d)	—

					$31,670,958	$75,192,945	$1,446,079,715		$36,524,072		$1,686,822

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (continued) September 30, 2023	BlackRock 60/40 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$1,116,623,338	$—	$—	$1,116,623,338
Short-Term Securities
Money Market Funds	828,609	—	—	828,609

	$1,117,451,947	$—	$—	1,117,451,947

Investments valued at NAV(a)				328,627,768

				$1,446,079,715

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

24	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments September 30, 2023	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 79.5%
BlackRock Emerging Markets Fund, Inc., Class K	1,833,261	$41,395,036
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	8,563,278	154,909,698
iShares Core S&P 500 ETF	739,037	317,364,659
iShares Core S&P Mid-Cap ETF	68,638	17,114,885
iShares MSCI EAFE Growth ETF	1,043,222	90,030,059
iShares MSCI EAFE Value ETF(b)	2,334,204	114,212,602
iShares MSCI U.S.A. Min Vol Factor ETF	432,745	31,322,083
iShares MSCI U.S.A. Quality Factor ETF	820,932	108,190,628
iShares S&P 500 Growth ETF	430,177	29,432,710
iShares U.S. Infrastructure ETF	333,120	12,188,861
iShares U.S. Technology ETF	284,557	29,855,721

		946,016,942

Fixed-Income Funds — 20.1%
BlackRock U.S. Mortgage Portfolio	1,959,849	16,658,717
iShares 20+ Year Treasury Bond ETF	310,569	27,544,365
iShares Core Total USD Bond Market ETF	1,291,037	56,437,682
iShares Treasury Floating Rate Bond ETF	623,494	31,636,085
Master Total Return Portfolio	$106,764,816	106,764,816

		239,041,665

Total Long-Term Investments — 99.6% (Cost: $1,133,981,409)		1,185,058,607

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(a)(c)	604,231	$604,231
SL Liquidity Series, LLC, Money Market Series, 5.52%(a)(c)(d)	21,663,051	21,669,550

Total Short-Term Securities — 1.9% (Cost: $ 22,273,781)		22,273,781

Total Investments — 101.5% (Cost: $ 1,156,255,190)		1,207,332,388
Liabilities in Excess of Other Assets — (1.5)%		(17,851,375)

Net Assets — 100.0%		$1,189,481,013

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$—	$84,576,825	$(39,916,557)		$(645,213)	$(2,620,019)	$41,395,036	1,833,261	$441,867	$—
BlackRock Equity Dividend Fund, Class K(a)	23,036,943	2,746,770	(28,229,668)		(1,477,783)	3,923,738	—	—	236,792	1,033,310
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,047,978	—	(1,443,747	)(b)	—	—	604,231	604,231	143,569	—
BlackRock Strategic Income Opportunities Portfolio, Class K(a)	—	21,663,137	(21,795,567)		132,430	—	—	—	373,437	182,288
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	—	171,583,408	(27,843,082)		(85,912)	11,255,284	154,909,698	8,563,278	736,158	—

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (continued) September 30, 2023	BlackRock 80/20 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock U.S. Mortgage Portfolio	$—	$17,308,080	$(234,616)	$(7,248)	$(407,499)	$16,658,717	1,959,849	$657,740	$3,641
iShares 10- 20 Year Treasury Bond ETF(a)	18,364,503	9,153,027	(27,577,558)	(4,614,886)	4,674,914	—	—	638,820	—
iShares 20+ Year Treasury Bond ETF	—	31,801,161	(258,621)	(17,279)	(3,980,896)	27,544,365	310,569	172,952	—
iShares Convertible Bond ETF(a)	10,107,423	658,644	(11,109,861)	(81,746)	425,540	—	—	95,551	—
iShares Core S&P 500 ETF	—	296,263,317	(6,577,428)	(135,822)	27,814,592	317,364,659	739,037	3,929,011	—
iShares Core S&P Mid-Cap ETF	—	18,715,601	(155,896)	(3,733)	(1,441,087)	17,114,885	68,638	77,902	—
iShares Core S&P Small-Cap ETF(a)	22,760,165	1,250,130	(25,180,192)	(1,360,680)	2,530,577	—	—	66,625	—
iShares Core S&P Total U.S. Stock Market ETF(a)	278,633,631	11,079,505	(307,284,159)	23,214,143	(5,643,120)	—	—	724,784	—
iShares Core Total USD Bond Market ETF	37,290,288	65,610,688	(44,424,293)	(2,905,537)	866,536	56,437,682	1,291,037	1,935,841	—
iShares ESG Aware MSCI U.S.A. ETF(a)	178,826,952	10,273,195	(202,559,365)	14,148,106	(688,888)	—	—	585,994	—
iShares GSCI Commodity Dynamic Roll Strategy ETF(a)	9,060,235	2,294,244	(9,179,798)	(1,528,211)	(646,470)	—	—	2,212,001	—
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	—	21,458,981	(21,186,994)	(271,987)	—	—	—	85,453	—
iShares MSCI EAFE Growth ETF	64,941,563	45,918,627	(32,898,745)	110,718	11,957,896	90,030,059	1,043,222	1,269,090	—
iShares MSCI EAFE Value ETF	68,023,251	61,555,189	(34,355,788)	(2,444,821)	21,434,771	114,212,602	2,334,204	3,208,736	—
iShares MSCI Emerging Markets Min Vol Factor ETF(a)	50,439,828	8,934,924	(63,449,945)	(1,609,469)	5,684,662	—	—	853,788	—
iShares MSCI U.S.A. Min Vol Factor ETF	21,988,231	15,424,374	(8,278,426)	(221,638)	2,409,542	31,322,083	432,745	595,383	—
iShares MSCI U.S.A. Momentum Factor ETF(a)	—	25,474,563	(24,526,428)	(948,135)	—	—	—	148,999	—

26	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2023	BlackRock 80/20 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares MSCI U.S.A. Quality Factor ETF	$—	$140,816,995		$(49,120,895)	$6,147,888	$10,346,640	$108,190,628	820,932	$1,262,157		$—
iShares S&P 500 Growth ETF	—	30,993,039		(259,262)	(1,449)	(1,299,618)	29,432,710	430,177	95,565		—
iShares TIPS Bond ETF(a)	28,507,204	364,041		(28,894,289)	(4,517,552)	4,540,596	—	—	—		—
iShares Treasury Floating Rate Bond ETF	—	31,821,197		(261,038)	(408)	76,334	31,636,085	623,494	239,661		—
iShares U.S. Energy ETF(a)	11,239,358	12,751,400		(26,076,203)	5,423,651	(3,338,206)	—	—	105,282		—
iShares U.S. Infrastructure ETF	9,705,304	1,437,565		(248,942)	(9,407)	1,304,341	12,188,861	333,120	254,351		—
iShares U.S. Technology ETF	—	49,778,734		(38,386,618)	9,930,689	8,532,916	29,855,721	284,557	194,998		—
Master Total Return Portfolio	85,665,964	24,507,566	(b)(c)	—	(6,180,969)	2,772,255	106,764,816	$106,764,816	4,365,119		—
SL Liquidity Series, LLC, Money Market Series	10,902,600	10,771,335	(b)	—	(4,385)	—	21,669,550	21,663,051	103,442	(d)	—

					$30,033,355	$100,485,331	$1,207,332,388		$25,811,068		$1,219,239

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (continued) September 30, 2023	BlackRock 80/20 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$1,078,293,791	$—	$—	$1,078,293,791
Short-Term Securities
Money Market Funds	604,231	—	—	604,231

	$1,078,898,022	$—	$—	1,078,898,022

Investments valued at NAV(a)				128,434,366

				$1,207,332,388

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

28	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

September 30, 2023

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

ASSETS
Investments, at value — affiliated(a)(b)	$453,012,943	$614,749,937	$1,446,079,715	$1,207,332,388
Receivables:
Securities lending income — affiliated	4,151	6,024	6,898	1,194
Capital shares sold	2,477,511	922,652	1,813,695	2,804,899
Dividends — affiliated	324,798	662,723	2,198,268	2,404,073
From the Manager	39,094	42,562	98,414	123,296
Prepaid expenses	36,639	36,503	39,894	39,241

Total assets	455,895,136	616,420,401	1,450,236,884	1,212,705,091

LIABILITIES
Bank overdraft	141	—	94	—
Collateral on securities loaned	29,382,866	23,844,857	98,849,726	21,666,395
Payables:
Investments purchased	616,450	441,680	592,275	641,578
Administration fees	4,486	8,039	20,813	51,191
Capital shares redeemed	806,803	1,085,140	1,084,581	448,737
Trustees’ and Officer’s fees	2,252	2,577	4,095	3,628
Other accrued expenses	91,895	78,007	180,773	230,216
Other affiliate fees	3,907	5,364	—	—
Professional fees	57,004	56,890	59,511	56,181
Registration fees	4,084	687	470	983
Service and distribution fees	78,645	107,992	190,724	125,169

Total liabilities	31,048,533	25,631,233	100,983,062	23,224,078

Commitments and contingent liabilities

NET ASSETS	$424,846,603	$590,789,168	$1,349,253,822	$1,189,481,013

NET ASSETS CONSIST OF:
Paid-in capital	$494,186,374	$618,447,687	$1,300,865,911	$1,097,401,130
Accumulated earnings (loss)	(69,339,771)	(27,658,519)	48,387,911	92,079,883

NET ASSETS	$424,846,603	$590,789,168	$1,349,253,822	$1,189,481,013

(a) Investments at cost — affiliated	$475,578,551	$625,178,788	$1,422,672,273	$1,156,255,190
(b) Securities loaned at value	$28,615,529	$23,319,324	$95,945,823	$20,995,863

F I N A N C I A L S T A T E M E N T S	29

Statements of Assets and Liabilities  (continued)

September 30, 2023

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund
NET ASSET VALUE

Institutional
Net assets	$76,851,034	$135,751,559	$314,276,637	$417,434,510

Shares outstanding	7,399,039	11,785,438	22,783,845	27,726,480

Net asset value	$10.39	$11.52	$13.79	$15.06

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor A
Net assets	$191,442,735	$260,121,165	$588,796,786	$302,880,536

Shares outstanding	18,749,141	22,864,025	43,642,661	20,627,096

Net asset value	$10.21	$11.38	$13.49	$14.68

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor C
Net assets	$41,938,912	$56,747,632	$67,973,113	$63,776,497

Shares outstanding	4,154,297	5,062,393	5,178,368	4,526,534

Net asset value	$10.10	$11.21	$13.13	$14.09

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K
Net assets	$108,105,036	$125,737,246	$356,094,453	$386,971,503

Shares outstanding	10,405,390	10,905,573	25,814,042	25,694,819

Net asset value	$10.39	$11.53	$13.79	$15.06

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class R
Net assets	$6,508,886	$12,431,566	$22,112,833	$18,417,967

Shares outstanding	640,199	1,095,572	1,644,983	1,264,333

Net asset value	$10.17	$11.35	$13.44	$14.57

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

30	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended September 30, 2023

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

INVESTMENT INCOME
Dividends — affiliated	$11,172,786	$12,763,791	$26,754,391	$21,342,507
Securities lending income — affiliated — net	22,330	40,613	93,142	103,442
Net investment income allocated from the affiliated Master Portfolio:
Income	5,055,539	6,489,295	9,806,379	4,423,530
Expenses	(67,230)	(86,243)	(129,840)	(58,411)

Total investment income	16,183,425	19,207,456	36,524,072	25,811,068

EXPENSES
Service and distribution — class specific	1,061,650	1,390,340	2,327,252	1,447,552
Transfer agent — class specific	337,732	496,329	1,224,632	1,134,892
Administration	191,297	252,160	526,592	456,566
Professional	106,904	106,159	102,252	105,988
Registration	102,863	113,346	110,082	121,972
Administration — class specific	90,101	119,895	260,884	223,545
Accounting services	65,963	65,963	65,963	65,963
Custodian	30,775	16,077	26,047	19,150
Printing and postage	29,733	30,180	22,864	31,020
Trustees and Officer	9,347	10,530	15,921	14,647
Miscellaneous	18,796	18,993	24,847	21,745

Total expenses	2,045,161	2,619,972	4,707,336	3,643,040
Less:
Administration fees waived	(189,449)	(183,251)	(10,734)	(54,545)
Administration fees waived by the Manager — class specific	(47,504)	(63,217)	(250,470)	(223,545)
Fees waived and/or reimbursed by the Manager	(50,759)	(10,648)	—	—
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(92,178)	(184,146)	(398,562)	(660,301)

Total expenses after fees waived and/or reimbursed	1,665,271	2,178,710	4,047,570	2,704,649

Net investment income	14,518,154	17,028,746	32,476,502	23,106,419

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(22,170,772)	1,308,936	45,499,969	36,214,324
Capital gain distributions from investment companies — affiliated	594,407	689,399	1,686,822	1,219,239
Allocation from the affiliated Master Portfolio	(7,189,932)	(9,243,164)	(13,829,011)	(6,180,969)

	(28,766,297)	(7,244,829)	33,357,780	31,252,594

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	29,182,200	29,886,671	68,226,115	97,713,076
Allocation from the affiliated Master Portfolio	4,473,930	5,392,491	6,966,830	2,772,255

	33,656,130	35,279,162	75,192,945	100,485,331

Net realized and unrealized gain	4,889,833	28,034,333	108,550,725	131,737,925

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,407,987	$45,063,079	$141,027,227	$154,844,344

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/23	Year Ended 09/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,518,154	$14,834,160	$17,028,746	$17,474,941
Net realized loss	(28,766,297)	(25,510,331)	(7,244,829)	(17,934,160)
Net change in unrealized appreciation (depreciation)	33,656,130	(85,772,752)	35,279,162	(118,247,821)

Net increase (decrease) in net assets resulting from operations	19,407,987	(96,448,923)	45,063,079	(118,707,040)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,168,066)	(8,364,602)	(4,070,010)	(14,263,704)
Investor A	(6,638,182)	(12,561,656)	(7,173,650)	(18,930,297)
Investor C	(1,186,115)	(3,073,956)	(1,229,112)	(4,973,712)
Class K	(3,173,202)	(4,490,095)	(3,061,219)	(5,268,444)
Class R	(192,826)	(328,515)	(281,771)	(694,567)

Decrease in net assets resulting from distributions to shareholders	(14,358,391)	(28,818,824)	(15,815,762)	(44,130,724)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(49,451,144)	(1,639,121)	(17,609,486)	36,580,884

NET ASSETS
Total increase (decrease) in net assets	(44,401,548)	(126,906,868)	11,637,831	(126,256,880)
Beginning of year	469,248,151	596,155,019	579,151,337	705,408,217

End of year	$424,846,603	$469,248,151	$590,789,168	$579,151,337

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/23	Year Ended 09/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$32,476,502	$31,443,444	$23,106,419	$19,548,472
Net realized gain (loss)	33,357,780	(16,105,978)	31,252,594	1,215,978
Net change in unrealized appreciation (depreciation)	75,192,945	(261,461,059)	100,485,331	(200,732,547)

Net increase (decrease) in net assets resulting from operations	141,027,227	(246,123,593)	154,844,344	(179,968,097)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,805,168)	(22,135,077)	(8,126,173)	(14,616,494)
Investor A	(13,158,869)	(50,606,287)	(5,495,390)	(17,293,880)
Investor C	(1,024,771)	(6,561,466)	(749,042)	(4,078,857)
Class K	(7,506,615)	(19,339,998)	(7,376,039)	(17,950,003)
Class R	(404,970)	(1,153,902)	(254,665)	(619,014)

Decrease in net assets resulting from distributions to shareholders	(28,900,393)	(99,796,730)	(22,001,309)	(54,558,248)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	69,085,218	206,361,110	135,797,443	397,003,503

NET ASSETS
Total increase (decrease) in net assets	181,212,052	(139,559,213)	268,640,478	162,477,158
Beginning of year	1,168,041,770	1,307,600,983	920,840,535	758,363,377

End of year	$1,349,253,822	$1,168,041,770	$1,189,481,013	$920,840,535

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund
	Institutional
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of year	$10.31	$12.83	$12.44	$11.85	$11.62

Net investment income(a)	0.37	0.34	0.25	0.29	0.36
Net realized and unrealized gain (loss)	0.07	(2.25)	0.70	0.59	0.42

Net increase (decrease) from investment operations	0.44	(1.91)	0.95	0.88	0.78

Distributions(b)
From net investment income	(0.36)	(0.27)	(0.20)	(0.28)	(0.40)
From net realized gain	—	(0.34)	(0.36)	(0.01)	(0.15)

Total distributions	(0.36)	(0.61)	(0.56)	(0.29)	(0.55)

Net asset value, end of year	$10.39	$10.31	$12.83	$12.44	$11.85

Total Return(c)
Based on net asset value	4.32%	(15.72)%	7.71%	7.56%	7.23%

Ratios to Average Net Assets(d)
Total expenses	0.27%	0.25%	0.25%	0.26%	0.28%

Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.11%	0.12%	0.12%

Net investment income	3.51%	2.86%	1.96%	2.44%	3.17%

Supplemental Data
Net assets, end of year (000)	$76,851	$111,382	$170,274	$101,480	$46,017

Portfolio turnover rate	105%	65%	72%	88%	62%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

34	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)
	Investor A
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of year	$10.13	$12.63	$12.26	$11.68		$11.46

Net investment income(a)	0.33	0.29	0.21	0.25		0.32
Net realized and unrealized gain (loss)	0.08	(2.22)	0.68	0.59		0.41

Net increase (decrease) from investment operations	0.41	(1.93)	0.89	0.84		0.73

Distributions(b)
From net investment income	(0.33)	(0.23)	(0.16)	(0.25)		(0.36)
From net realized gain	—	(0.34)	(0.36)	(0.01)		(0.15)

Total distributions	(0.33)	(0.57)	(0.52)	(0.26)		(0.51)

Net asset value, end of year	$10.21	$10.13	$12.63	$12.26		$11.68

Total Return(c)
Based on net asset value	4.00%	(16.06)%	7.36%	7.27%		6.82%

Ratios to Average Net Assets(d)
Total expenses	0.49%	0.48%	0.47%	0.51	%(e)	0.54	%(e)

Total expenses after fees waived and/or reimbursed	0.43%	0.44%	0.43%	0.45%		0.46%

Net investment income	3.18%	2.51%	1.65%	2.10%		2.82%

Supplemental Data
Net assets, end of year (000)	$191,443	$216,422	$266,615	$189,930		$137,115

Portfolio turnover rate	105%	65%	72%	88%		62%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)
	Investor C
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of year	$10.00	$12.46	$12.10	$11.54		$11.30

Net investment income(a)	0.25	0.21	0.11	0.16		0.23
Net realized and unrealized gain (loss)	0.08	(2.20)	0.68	0.57		0.42

Net increase (decrease) from investment operations	0.33	(1.99)	0.79	0.73		0.65

Distributions(b)
From net investment income	(0.23)	(0.13)	(0.07)	(0.16)		(0.26)
From net realized gain	—	(0.34)	(0.36)	(0.01)		(0.15)

Total distributions	(0.23)	(0.47)	(0.43)	(0.17)		(0.41)

Net asset value, end of year	$10.10	$10.00	$12.46	$12.10		$11.54

Total Return(c)
Based on net asset value	3.28%	(16.64)%	6.55%	6.37%		6.10%

Ratios to Average Net Assets(d)
Total expenses	1.25%	1.20%	1.21%	1.25	%(e)	1.28	%(e)

Total expenses after fees waived and/or reimbursed	1.19%	1.18%	1.18%	1.19%		1.22%

Net investment income	2.43%	1.78%	0.91%	1.35%		2.09%

Supplemental Data
Net assets, end of year (000)	$41,939	$55,438	$81,679	$82,134		$79,944

Portfolio turnover rate	105%	65%	72%	88%		62%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019, the ratio would have been 1.27%. There was no financial impact to the expense ratio for the year ended September 30, 2020.

See notes to financial statements.

36	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)
	Class K
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of year	$10.31	$12.83	$12.44	$11.85	$11.62

Net investment income(a)	0.37	0.34	0.25	0.29	0.33
Net realized and unrealized gain (loss)	0.08	(2.25)	0.70	0.60	0.45

Net increase (decrease) from investment operations	0.45	(1.91)	0.95	0.89	0.78

Distributions(b)
From net investment income	(0.37)	(0.27)	(0.20)	(0.29)	(0.40)
From net realized gain	—	(0.34)	(0.36)	(0.01)	(0.15)

Total distributions	(0.37)	(0.61)	(0.56)	(0.30)	(0.55)

Net asset value, end of year	$10.39	$10.31	$12.83	$12.44	$11.85

Total Return(c)
Based on net asset value	4.35%	(15.70)%	7.72%	7.58%	7.26%

Ratios to Average Net Assets(d)
Total expenses	0.16%	0.13%	0.15%	0.18%	0.18%

Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.10%	0.10%

Net investment income	3.51%	2.93%	1.98%	2.44%	2.87%

Supplemental Data
Net assets, end of year (000)	$108,105	$79,172	$70,002	$44,530	$31,853

Portfolio turnover rate	105%	65%	72%	88%	62%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)
	Class R
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of year	$10.09	$12.58	$12.20	$11.62		$11.39

Net investment income(a)	0.30	0.26	0.17	0.21		0.28
Net realized and unrealized gain (loss)	0.08	(2.22)	0.69	0.58		0.42

Net increase (decrease) from investment operations	0.38	(1.96)	0.86	0.79		0.70

Distributions(b)
From net investment income	(0.30)	(0.19)	(0.12)	(0.20)		(0.32)
From net realized gain	—	(0.34)	(0.36)	(0.01)		(0.15)

Total distributions	(0.30)	(0.53)	(0.48)	(0.21)		(0.47)

Net asset value, end of year	$10.17	$10.09	$12.58	$12.20		$11.62

Total Return(c)
Based on net asset value	3.73%	(16.31)%	7.07%	6.87%		6.58%

Ratios to Average Net Assets(d)
Total expenses	0.79%	0.77%	0.77%	0.79	%(e)	0.85	%(e)

Total expenses after fees waived and/or reimbursed	0.74%	0.74%	0.73%	0.74%		0.78%

Net investment income	2.87%	2.22%	1.37%	1.81%		2.55%

Supplemental Data
Net assets, end of year (000)	$6,509	$6,833	$7,585	$8,656		$11,241

Portfolio turnover rate	105%	65%	72%	88%		62%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

38	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund
	Institutional
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of year	$10.96	$13.89	$12.86	$11.95	$12.17

Net investment income(a)	0.36	0.36	0.25	0.26	0.31
Net realized and unrealized gain (loss)	0.54	(2.43)	1.38	0.97	0.31

Net increase (decrease) from investment operations	0.90	(2.07)	1.63	1.23	0.62

Distributions(b)
From net investment income	(0.34)	(0.30)	(0.18)	(0.32)	(0.27)
From net realized gain	—	(0.56)	(0.42)	—	(0.57)

Total distributions	(0.34)	(0.86)	(0.60)	(0.32)	(0.84)

Net asset value, end of year	$11.52	$10.96	$13.89	$12.86	$11.95

Total Return(c)
Based on net asset value	8.31%	(16.08)%	12.91%	10.48%	6.00%

Ratios to Average Net Assets(d)
Total expenses	0.26%	0.27%	0.26%	0.31%	0.34%

Total expenses after fees waived and/or reimbursed	0.10%	0.11%	0.11%	0.13%	0.14%

Net investment income	3.13%	2.80%	1.84%	2.15%	2.69%

Supplemental Data
Net assets, end of year (000)	$135,752	$149,551	$233,289	$152,244	$73,817

Portfolio turnover rate	101%	63%	69%	98%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)
	Investor A
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of year	$10.83	$13.73	$12.73	$11.83		$12.06

Net investment income(a)	0.32	0.31	0.20	0.22		0.27
Net realized and unrealized gain (loss)	0.53	(2.39)	1.36	0.96		0.30

Net increase (decrease) from investment operations	0.85	(2.08)	1.56	1.18		0.57

Distributions(b)
From net investment income	(0.30)	(0.26)	(0.14)	(0.28)		(0.23)
From net realized gain	—	(0.56)	(0.42)	—		(0.57)

Total distributions	(0.30)	(0.82)	(0.56)	(0.28)		(0.80)

Net asset value, end of year	$11.38	$10.83	$13.73	$12.73		$11.83

Total Return(c)
Based on net asset value	7.92%	(16.31)%	12.48%	10.15%		5.57%

Ratios to Average Net Assets(d)
Total expenses	0.47%	0.48%	0.46%	0.50	%(e)	0.53	%(e)

Total expenses after fees waived and/or reimbursed	0.43%	0.44%	0.44%	0.46%		0.48%

Net investment income	2.78%	2.46%	1.51%	1.80%		2.36%

Supplemental Data
Net assets, end of year (000)	$260,121	$259,984	$306,177	$222,510		$178,719

Portfolio turnover rate	101%	63%	69%	98%		68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019, the ratio would have been 0.52%. There was no financial impact to the expense ratio for the year ended September 30, 2020.

See notes to financial statements.

40	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)
	Investor C
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of year	$10.66	$13.52	$12.54	$11.66		$11.87

Net investment income(a)	0.23	0.22	0.10	0.13		0.18
Net realized and unrealized gain (loss)	0.52	(2.37)	1.35	0.94		0.31

Net increase (decrease) from investment operations	0.75	(2.15)	1.45	1.07		0.49

Distributions(b)
From net investment income	(0.20)	(0.15)	(0.05)	(0.19)		(0.13)
From net realized gain	—	(0.56)	(0.42)	—		(0.57)

Total distributions	(0.20)	(0.71)	(0.47)	(0.19)		(0.70)

Net asset value, end of year	$11.21	$10.66	$13.52	$12.54		$11.66

Total Return(c)
Based on net asset value	7.08%	(16.93)%	11.68%	9.30%		4.78%

Ratios to Average Net Assets(d)
Total expenses	1.23%	1.20%	1.21%	1.25	%(e)	1.28	%(e)

Total expenses after fees waived and/or reimbursed	1.19%	1.18%	1.18%	1.21%		1.23%

Net investment income	2.03%	1.73%	0.76%	1.06%		1.63%

Supplemental Data
Net assets, end of year (000)	$56,748	$69,423	$95,825	$84,541		$87,646

Portfolio turnover rate	101%	63%	69%	98%		68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019, the ratio would have been 1.27%. There was no financial impact to the expense ratios for the year ended September 30, 2020.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)
	Class K
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of year	$10.97	$13.90	$12.87	$11.96	$12.18

Net investment income(a)	0.36	0.36	0.26	0.27	0.31
Net realized and unrealized gain (loss)	0.54	(2.43)	1.37	0.96	0.32

Net increase (decrease) from investment operations	0.90	(2.07)	1.63	1.23	0.63

Distributions(b)
From net investment income	(0.34)	(0.30)	(0.18)	(0.32)	(0.28)
From net realized gain	—	(0.56)	(0.42)	—	(0.57)

Total distributions	(0.34)	(0.86)	(0.60)	(0.32)	(0.85)

Net asset value, end of year	$11.53	$10.97	$13.90	$12.87	$11.96

Total Return(c)
Based on net asset value	8.33%	(16.06)%	12.92%	10.49%	6.02%

Ratios to Average Net Assets(d)
Total expenses	0.14%	0.13%	0.14%	0.17%	0.20%

Total expenses after fees waived and/or reimbursed	0.08%	0.09%	0.09%	0.11%	0.12%

Net investment income	3.12%	2.85%	1.87%	2.19%	2.68%

Supplemental Data
Net assets, end of year (000)	$125,737	$89,389	$59,411	$23,034	$10,987

Portfolio turnover rate	101%	63%	69%	98%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

42	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)
	Class R
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of year	$10.80	$13.70	$12.69	$11.78	$12.00

Net investment income(a)	0.30	0.29	0.18	0.19	0.25
Net realized and unrealized gain (loss)	0.53	(2.39)	1.36	0.97	0.31

Net increase (decrease) from investment operations	0.83	(2.10)	1.54	1.16	0.56

Distributions(b)
From net investment income	(0.28)	(0.24)	(0.11)	(0.25)	(0.21)
From net realized gain	—	(0.56)	(0.42)	—	(0.57)

Total distributions	(0.28)	(0.80)	(0.53)	(0.25)	(0.78)

Net asset value, end of year	$11.35	$10.80	$13.70	$12.69	$11.78

Total Return(c)
Based on net asset value	7.79%	(16.48)%	12.27%	9.99%	5.45%

Ratios to Average Net Assets(d)
Total expenses	0.83%	0.80%	0.80%	0.82%	0.85%

Total expenses after fees waived and/or reimbursed	0.60%	0.61%	0.61%	0.63%	0.64%

Net investment income	2.59%	2.31%	1.34%	1.61%	2.21%

Supplemental Data
Net assets, end of year (000)	$12,432	$10,805	$10,705	$10,205	$16,778

Portfolio turnover rate	101%	63%	69%	98%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund
	Institutional
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of year	$12.59	$16.38	$14.43	$13.37	$13.74

Net investment income(a)	0.37	0.39	0.26	0.27	0.30
Net realized and unrealized gain (loss)	1.17	(2.97)	2.29	1.30	0.19

Net increase (decrease) from investment operations	1.54	(2.58)	2.55	1.57	0.49

Distributions(b)
From net investment income	(0.34)	(0.36)	(0.21)	(0.35)	(0.21)
From net realized gain	—	(0.85)	(0.39)	(0.16)	(0.65)

Total distributions	(0.34)	(1.21)	(0.60)	(0.51)	(0.86)

Net asset value, end of year	$13.79	$12.59	$16.38	$14.43	$13.37

Total Return(c)
Based on net asset value	12.36%	(17.30)%	17.94%	12.00%	4.22%

Ratios to Average Net Assets(d)
Total expenses	0.22%	0.26%	0.24%	0.28%	0.34	%(e)

Total expenses after fees waived and/or reimbursed	0.10%	0.10%	0.11%	0.13%	0.15%

Net investment income	2.72%	2.61%	1.63%	2.00%	2.36%

Supplemental Data
Net assets, end of year (000)	$314,277	$260,346	$296,407	$215,674	$161,196

Portfolio turnover rate	93%	58%	68%	98%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.32%.

See notes to financial statements.

44	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)
	Investor A
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of year	$12.32	$16.05	$14.15	$13.13	$13.50

Net investment income(a)	0.32	0.33	0.20	0.22	0.26
Net realized and unrealized gain (loss)	1.14	(2.90)	2.25	1.27	0.19

Net increase (decrease) from investment operations	1.46	(2.57)	2.45	1.49	0.45

Distributions(b)
From net investment income	(0.29)	(0.31)	(0.16)	(0.31)	(0.17)
From net realized gain	—	(0.85)	(0.39)	(0.16)	(0.65)

Total distributions	(0.29)	(1.16)	(0.55)	(0.47)	(0.82)

Net asset value, end of year	$13.49	$12.32	$16.05	$14.15	$13.13

Total Return(c)
Based on net asset value	11.98%	(17.56)%	17.58%	11.54%	3.94%

Ratios to Average Net Assets(d)
Total expenses	0.47%	0.45%	0.45%	0.49%	0.55	%(e)(f)

Total expenses after fees waived and/or reimbursed	0.44%	0.44%	0.44%	0.47%	0.49%

Net investment income	2.37%	2.27%	1.28%	1.66%	2.03%

Supplemental Data
Net assets, end of year (000)	$588,797	$564,789	$699,130	$576,079	$555,513

Portfolio turnover rate	93%	58%	68%	98%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.53%.
(f)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)
	Investor C
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of year	$11.98	$15.64	$13.79	$12.81	$13.17

Net investment income(a)	0.21	0.22	0.08	0.12	0.15
Net realized and unrealized gain (loss)	1.12	(2.84)	2.20	1.23	0.20

Net increase (decrease) from investment operations	1.33	(2.62)	2.28	1.35	0.35

Distributions(b)
From net investment income	(0.18)	(0.19)	(0.04)	(0.21)	(0.06)
From net realized gain	—	(0.85)	(0.39)	(0.16)	(0.65)

Total distributions	(0.18)	(1.04)	(0.43)	(0.37)	(0.71)

Net asset value, end of year	$13.13	$11.98	$15.64	$13.79	$12.81

Total Return(c)
Based on net asset value	11.20%	(18.18)%	16.74%	10.69%	3.15%

Ratios to Average Net Assets(d)
Total expenses	1.20%	1.18%	1.20%	1.23%	1.30	%(e)(f)

Total expenses after fees waived and/or reimbursed	1.19%	1.18%	1.19%	1.22%	1.24%

Net investment income	1.62%	1.55%	0.53%	0.91%	1.23%

Supplemental Data
Net assets, end of year (000)	$67,973	$69,416	$99,500	$85,371	$94,713

Portfolio turnover rate	93%	58%	68%	98%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 1.27%.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019, the ratio would have been 1.29%.

See notes to financial statements.

46	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)
	Class K
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of year	$12.59	$16.38	$14.43	$13.37	$13.74

Net investment income(a)	0.37	0.40	0.28	0.27	0.30
Net realized and unrealized gain (loss)	1.17	(2.98)	2.27	1.30	0.19

Net increase (decrease) from investment operations	1.54	(2.58)	2.55	1.57	0.49

Distributions(b)
From net investment income	(0.34)	(0.36)	(0.21)	(0.35)	(0.21)
From net realized gain	—	(0.85)	(0.39)	(0.16)	(0.65)

Total distributions	(0.34)	(1.21)	(0.60)	(0.51)	(0.86)

Net asset value, end of year	$13.79	$12.59	$16.38	$14.43	$13.37

Total Return(c)
Based on net asset value	12.39%	(17.29)%	17.96%	12.02%	4.24%

Ratios to Average Net Assets(d)
Total expenses	0.10%	0.10%	0.11%	0.14%	0.20	%(e)

Total expenses after fees waived and/or reimbursed	0.08%	0.08%	0.09%	0.11%	0.13%

Net investment income	2.72%	2.68%	1.71%	2.03%	2.33%

Supplemental Data
Net assets, end of year (000)	$356,094	$256,326	$195,750	$40,575	$21,488

Portfolio turnover rate	93%	58%	68%	98%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.18%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)
	Class R
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of year	$12.28	$16.01	$14.12	$13.08	$13.45

Net investment income(a)	0.29	0.30	0.17	0.19	0.23
Net realized and unrealized gain (loss)	1.15	(2.90)	2.24	1.28	0.19

Net increase (decrease) from investment operations	1.44	(2.60)	2.41	1.47	0.42

Distributions(b)
From net investment income	(0.28)	(0.28)	(0.13)	(0.27)	(0.14)
From net realized gain	—	(0.85)	(0.39)	(0.16)	(0.65)

Total distributions	(0.28)	(1.13)	(0.52)	(0.43)	(0.79)

Net asset value, end of year	$13.44	$12.28	$16.01	$14.12	$13.08

Total Return(c)
Based on net asset value	11.81%	(17.76)%	17.31%	11.42%	3.68%

Ratios to Average Net Assets(d)
Total expenses	0.79%	0.80%	0.79%	0.82%	0.87	%(e)

Total expenses after fees waived and/or reimbursed	0.63%	0.63%	0.64%	0.66%	0.68%

Net investment income	2.18%	2.06%	1.07%	1.45%	1.80%

Supplemental Data
Net assets, end of year (000)	$22,113	$17,164	$16,815	$13,425	$15,930

Portfolio turnover rate	93%	58%	68%	98%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.84%.

See notes to financial statements.

48	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund
	Institutional
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of year	$13.22	$17.10	$14.16	$12.83	$13.26

Net investment income(a)	0.33	0.37	0.24	0.23	0.25
Net realized and unrealized gain (loss)	1.83	(3.22)	3.03	1.43	0.01

Net increase (decrease) from investment operations	2.16	(2.85)	3.27	1.66	0.26

Distributions(b)
From net investment income	(0.28)	(0.32)	(0.18)	(0.27)	(0.16)
From net realized gain	(0.04)	(0.71)	(0.15)	(0.06)	(0.53)

Total distributions	(0.32)	(1.03)	(0.33)	(0.33)	(0.69)

Net asset value, end of year	$15.06	$13.22	$17.10	$14.16	$12.83

Total Return(c)
Based on net asset value	16.54%	(18.02)%	23.26%	13.11%	2.81%

Ratios to Average Net Assets(d)
Total expenses	0.25%	0.30%	0.28%	0.34%	0.39%

Total expenses after fees waived and/or reimbursed	0.10%	0.10%	0.10%	0.14%	0.18%

Net investment income	2.22%	2.35%	1.45%	1.76%	2.00%

Supplemental Data
Net assets, end of year (000)	$417,435	$325,725	$240,529	$168,065	$124,885

Portfolio turnover rate	97%	51%	56%	116%	64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)
	Investor A
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of year	$12.90	$16.72	$13.85	$12.56	$13.00

Net investment income(a)	0.27	0.31	0.18	0.18	0.20
Net realized and unrealized gain (loss)	1.78	(3.15)	2.97	1.40	0.01

Net increase (decrease) from investment operations	2.05	(2.84)	3.15	1.58	0.21

Distributions(b)
From net investment income	(0.23)	(0.27)	(0.13)	(0.23)	(0.12)
From net realized gain	(0.04)	(0.71)	(0.15)	(0.06)	(0.53)

Total distributions	(0.27)	(0.98)	(0.28)	(0.29)	(0.65)

Net asset value, end of year	$14.68	$12.90	$16.72	$13.85	$12.56

Total Return(c)
Based on net asset value	16.07%	(18.32)%	22.93%	12.72%	2.39%

Ratios to Average Net Assets(d)
Total expenses	0.50%	0.50%	0.47%	0.53%	0.57	%(e)

Total expenses after fees waived and/or reimbursed	0.44%	0.44%	0.44%	0.48%	0.52%

Net investment income	1.88%	2.03%	1.10%	1.41%	1.66%

Supplemental Data
Net assets, end of year (000)	$302,881	$255,281	$283,943	$203,561	$173,105

Portfolio turnover rate	97%	51%	56%	116%	64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

50	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)
	Investor C
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of year	$12.38	$16.09	$13.35	$12.12	$12.55

Net investment income(a)	0.16	0.19	0.06	0.08	0.11
Net realized and unrealized gain (loss)	1.71	(3.04)	2.86	1.35	0.01

Net increase (decrease) from investment operations	1.87	(2.85)	2.92	1.43	0.12

Distributions(b)
From net investment income	(0.12)	(0.15)	(0.03)	(0.14)	(0.02)
From net realized gain	(0.04)	(0.71)	(0.15)	(0.06)	(0.53)

Total distributions	(0.16)	(0.86)	(0.18)	(0.20)	(0.55)

Net asset value, end of year	$14.09	$12.38	$16.09	$13.35	$12.12

Total Return(c)
Based on net asset value	15.24%	(18.92)%	21.95%	11.90%	1.63%

Ratios to Average Net Assets(d)
Total expenses	1.23%	1.20%	1.23%	1.30%	1.35%

Total expenses after fees waived and/or reimbursed	1.19%	1.19%	1.19%	1.23%	1.27%

Net investment income	1.13%	1.29%	0.36%	0.66%	0.91%

Supplemental Data
Net assets, end of year (000)	$63,776	$56,149	$74,750	$50,977	$51,002

Portfolio turnover rate	97%	51%	56%	116%	64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)
	Class K
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of year	$13.22	$17.11	$14.16	$12.83	$13.26

Net investment income(a)	0.33	0.40	0.25	0.24	0.25
Net realized and unrealized gain (loss)	1.83	(3.26)	3.03	1.42	0.01

Net increase (decrease) from investment operations	2.16	(2.86)	3.28	1.66	0.26

Distributions(b)
From net investment income	(0.28)	(0.32)	(0.18)	(0.27)	(0.16)
From net realized gain	(0.04)	(0.71)	(0.15)	(0.06)	(0.53)

Total distributions	(0.32)	(1.03)	(0.33)	(0.33)	(0.69)

Net asset value, end of year	$15.06	$13.22	$17.11	$14.16	$12.83

Total Return(c)
Based on net asset value	16.55%	(18.05)%	23.35%	13.13%	2.83%

Ratios to Average Net Assets(d)
Total expenses	0.10%	0.10%	0.12%	0.18%	0.23%

Total expenses after fees waived and/or reimbursed	0.08%	0.08%	0.08%	0.12%	0.16%

Net investment income	2.24%	2.56%	1.50%	1.79%	2.03%

Supplemental Data
Net assets, end of year (000)	$386,972	$271,863	$148,917	$45,032	$18,804

Portfolio turnover rate	97%	51%	56%	116%	64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

52	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)
	Class R
	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of year	$12.81	$16.61	$13.77	$12.47	$12.90

Net investment income(a)	0.25	0.28	0.14	0.15	0.18
Net realized and unrealized gain (loss)	1.77	(3.13)	2.96	1.40	0.01

Net increase (decrease) from investment operations	2.02	(2.85)	3.10	1.55	0.19

Distributions(b)
From net investment income	(0.22)	(0.24)	(0.11)	(0.19)	(0.09)
From net realized gain	(0.04)	(0.71)	(0.15)	(0.06)	(0.53)

Total distributions	(0.26)	(0.95)	(0.26)	(0.25)	(0.62)

Net asset value, end of year	$14.57	$12.81	$16.61	$13.77	$12.47

Total Return(c)
Based on net asset value	15.92%	(18.43)%	22.69%	12.53%	2.22%

Ratios to Average Net Assets(d)
Total expenses	0.82%	0.82%	0.80%	0.84%	0.89%

Total expenses after fees waived and/or reimbursed	0.60%	0.60%	0.60%	0.64%	0.68%

Net investment income	1.71%	1.85%	0.87%	1.17%	1.51%

Supplemental Data
Net assets, end of year (000)	$18,418	$11,823	$10,224	$7,058	$9,631

Portfolio turnover rate	97%	51%	56%	116%	64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified

By owning shares of Underlying Funds and investing in the Master Portfolio, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities. The Funds are subject to the same risks as the Underlying Funds and the Master Portfolio in which they invest. Equity funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. In addition, the Underlying Funds and the Master Portfolio may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. The Funds record daily their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

54	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for the Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Funds’ assets and liabilities:

•

ETFs and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•	The Funds record their proportionate investment in the Master Portfolio at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolio.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of September 30, 2023, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (continued)

interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received	(a)	Net Amount
20/80 Target Allocation
Citigroup Global Markets, Inc.	$16,524,486	$(16,524,486)	$—		$—
J.P. Morgan Securities LLC	12,091,043	(12,091,043)	—		—

	$28,615,529	$(28,615,529)	$—		$—

40/60 Target Allocation
Citigroup Global Markets, Inc.	$23,319,324	$(23,319,324)	$—		$—
60/40 Target Allocation
Citigroup Global Markets, Inc.	$12,732,810	$(12,732,810)	$—		$—
Goldman Sachs & Co. LLC	9,590	(9,590)	—		—
J.P. Morgan Securities LLC	75,982,957	(75,982,957)	—		—
Toronto-Dominion Bank	7,220,466	(7,220,466)	—		—

	$95,945,823	$(95,945,823)	$—		$—

80/20 Target Allocation
J.P. Morgan Securities LLC	$20,995,863	$(20,995,863)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distribution Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

56	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended September 30, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$527,446	$499,158	$35,046	$1,061,650
40/60 Target Allocation	677,551	654,129	58,660	1,390,340
60/40 Target Allocation	1,511,671	713,833	101,748	2,327,252
80/20 Target Allocation	736,084	632,400	79,068	1,447,552

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended September 30, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$17,780	$42,210	$9,991	$18,718	$1,402	$90,101
40/60 Target Allocation	27,990	54,214	13,092	22,253	2,346	119,895
60/40 Target Allocation	58,309	120,940	14,280	63,288	4,067	260,884
80/20 Target Allocation	78,284	58,874	12,646	70,581	3,160	223,545

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2023, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$647	$4,388	$1,848	$438	$119	$7,440
40/60 Target Allocation	845	6,591	3,136	547	199	11,318
60/40 Target Allocation	2,332	31,780	5,960	1,170	259	41,501
80/20 Target Allocation	1,908	15,649	6,478	1,190	343	25,568

For the year ended September 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$101,087	$177,661	$46,613	$3,189	$9,182	$337,732
40/60 Target Allocation	176,271	234,358	59,105	4,300	22,295	496,329
60/40 Target Allocation	354,818	751,993	74,026	4,423	39,372	1,224,632
80/20 Target Allocation	576,277	433,891	85,164	5,617	33,943	1,134,892

Other Fees: For the year ended September 30, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
20/80 Target Allocation	$10,607
40/60 Target Allocation	21,990
60/40 Target Allocation	36,484
80/20 Target Allocation	46,692

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (continued)

For the year ended September 30, 2023, affiliates received CDSCs as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Investor A	$16,125	$1,561	$4,651	$2,027
Investor C	6,132	7,474	7,956	12,621

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R
20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Underlying Funds and the Master Portfolio in which the Funds invest. For the year ended September 30, 2023, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

Fund Name	Amounts Waived
20/80 Target Allocation	$50,759
40/60 Target Allocation	10,648

The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the year ended September 30, 2023, the amounts were as follows:

Fund Name	Amounts Waived
20/80 Target Allocation	$189,449
40/60 Target Allocation	183,251
60/40 Target Allocation	10,734
80/20 Target Allocation	54,545

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2023, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$17,780	$8,447	$2,559	$18,718	$—	$47,504
40/60 Target Allocation	27,991	8,941	1,686	22,253	2,346	63,217
60/40 Target Allocation	58,310	120,940	8,401	58,752	4,067	250,470
80/20 Target Allocation	78,284	58,874	12,646	70,581	3,160	223,545

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$83,339	$5,650	$—	$3,189	$—	$92,178
40/60 Target Allocation	148,308	11,623	—	4,300	19,915	184,146
60/40 Target Allocation	289,912	77,930	88	1,886	28,746	398,562
80/20 Target Allocation	497,978	110,267	15,623	5,611	30,822	660,301

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

58	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended September 30, 2023, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
20/80 Target Allocation	$4,360
40/60 Target Allocation	7,962
60/40 Target Allocation	19,440
80/20 Target Allocation	21,691

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

6.	PURCHASES AND SALES

For the year ended September 30, 2023, purchases and sales of investments in the Underlying Funds and the Master Portfolio, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
20/80 Target Allocation	$473,063,085	$530,286,219
40/60 Target Allocation	605,771,083	628,670,839
60/40 Target Allocation	1,270,785,486	1,207,819,553
80/20 Target Allocation	1,214,081,762	1,082,498,139

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

Fund Name	Year Ended September 30, 2023	Year Ended September 30, 2022
20/80 Target Allocation
Ordinary income	$14,358,391	$18,439,353
Long term capital gains	—	10,379,471

	$14,358,391	$28,818,824
40/60 Target Allocation
Ordinary income	$15,815,762	$21,331,700
Long term capital gains	—	22,799,024

	$15,815,762	$44,130,724
60/40 Target Allocation
Ordinary income	$28,900,393	$50,238,697
Long term capital gains	—	49,558,033

	$28,900,393	$99,796,730
80/20 Target Allocation
Ordinary income	$18,827,451	$24,584,472
Long term capital gains	3,173,858	29,973,776

	$22,001,309	$54,558,248

As of September 30, 2023, the tax components of accumulated net earnings were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards	Net Unrealized Gains (Losses)(a)	Total

20/80 Target Allocation	$10,120,604	$—	$(57,109,817)	$(22,350,558)	$(69,339,771)
40/60 Target Allocation	11,865,057	—	(28,983,795)	(10,539,781)	(27,658,519)
60/40 Target Allocation	21,690,717	10,115,793	—	16,581,401	48,387,911
80/20 Target Allocation	14,616,257	30,889,471	—	46,574,155	92,079,883

(a)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.

As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

20/80 Target Allocation	$475,363,501	$5,801,151	$(28,151,709)	$(22,350,558)
40/60 Target Allocation	625,289,718	18,267,107	(28,806,888)	(10,539,781)
60/40 Target Allocation	1,429,498,314	55,957,095	(39,375,694)	16,581,401
80/20 Target Allocation	1,160,758,233	66,896,966	(20,322,811)	46,574,155

8.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2023, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and the Master Portfolio, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency,

60	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 09/30/23		Year Ended 09/30/22
Fund Name/Share Class	Shares	Amount	Shares	Amount

20/80 Target Allocation
Institutional
Shares sold	1,946,216	$20,595,664	4,465,830	$53,805,482
Shares issued in reinvestment of distributions	304,653	3,153,152	668,278	8,333,427
Shares redeemed	(5,658,270)	(59,877,571)	(7,601,485)	(87,747,358)

	(3,407,401)	$(36,128,755)	(2,467,377)	$(25,608,449)

Investor A
Shares sold and automatic conversion of shares	2,033,718	$21,141,172	5,835,409	$69,135,005
Shares issued in reinvestment of distributions	631,958	6,445,968	995,061	12,229,299
Shares redeemed	(5,275,276)	(54,995,622)	(6,588,879)	(76,057,260)

	(2,609,600)	$(27,408,482)	241,591	$5,307,044

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements   (continued)

	Year Ended 09/30/23		Year Ended 09/30/22
Fund Name/Share Class	Shares	Amount	Shares	Amount

20/80 Target Allocation (continued)
Investor C
Shares sold	333,895	$3,450,974	1,118,974	$13,246,127
Shares issued in reinvestment of distributions	116,962	1,185,996	251,719	3,070,969
Shares redeemed and automatic conversion of shares	(1,838,308)	(18,982,123)	(2,383,284)	(27,236,859)

	(1,387,451)	$(14,345,153)	(1,012,591)	$(10,919,763)

Class K
Shares sold	4,613,511	$48,960,171	3,874,058	$47,721,613
Shares issued in reinvestment of distributions	305,939	3,166,464	359,172	4,478,871
Shares redeemed	(2,193,055)	(23,316,367)	(2,009,467)	(23,455,259)

	2,726,395	$28,810,268	2,223,763	$28,745,225

Class R
Shares sold	161,566	$1,683,417	195,340	$2,250,690
Shares issued in reinvestment of distributions	18,942	192,826	26,795	328,514
Shares redeemed	(217,350)	(2,255,265)	(148,185)	(1,742,382)

	(36,842)	$(379,022)	73,950	$836,822

	(4,714,899)	$(49,451,144)	(940,664)	$(1,639,121)

40/60 Target Allocation
Institutional
Shares sold	3,416,428	$39,743,831	5,722,621	$74,662,525
Shares issued in reinvestment of distributions	361,145	4,044,828	1,051,431	14,173,284
Shares redeemed	(5,633,371)	(64,861,199)	(9,931,167)	(124,359,094)

	(1,855,798)	$(21,072,540)	(3,157,115)	$(35,523,285)

Investor A
Shares sold and automatic conversion of shares	3,242,311	$37,123,015	5,285,700	$68,331,715
Shares issued in reinvestment of distributions	625,362	6,935,263	1,366,543	18,229,692
Shares redeemed	(5,012,904)	(57,322,264)	(4,942,007)	(61,900,397)

	(1,145,231)	$(13,263,986)	1,710,236	$24,661,010

Investor C
Shares sold	486,976	$5,510,366	1,090,083	$13,891,591
Shares issued in reinvestment of distributions	111,741	1,228,034	376,479	4,973,294
Shares redeemed and automatic conversion of shares	(2,049,413)	(23,199,894)	(2,041,331)	(25,497,194)

	(1,450,696)	$(16,461,494)	(574,769)	$(6,632,309)

Class K
Shares sold	4,234,855	$49,378,116	4,602,534	$60,313,130
Shares issued in reinvestment of distributions	272,505	3,054,784	389,352	5,252,362
Shares redeemed	(1,747,389)	(20,350,721)	(1,120,582)	(14,320,039)

	2,759,971	$32,082,179	3,871,304	$51,245,453

Class R
Shares sold	316,767	$3,637,325	367,246	$4,623,003
Shares issued in reinvestment of distributions	25,431	281,771	52,106	694,567
Shares redeemed	(246,738)	(2,812,741)	(200,556)	(2,487,555)

	95,460	$1,106,355	218,796	$2,830,015

	(1,596,294)	$(17,609,486)	2,068,452	$36,580,884

62	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

	Year Ended 09/30/23		Year Ended 09/30/22
Fund Name/Share Class	Shares	Amount	Shares	Amount

60/40 Target Allocation
Institutional
Shares sold	7,861,769	$108,242,524	8,028,915	$118,198,850
Shares issued in reinvestment of distributions	515,635	6,754,825	1,379,722	21,937,593
Shares redeemed	(6,269,519)	(85,650,577)	(6,827,570)	(100,862,283)

	2,107,885	$29,346,772	2,581,067	$39,274,160

Investor A
Shares sold and automatic conversion of shares	3,831,293	$53,739,423	5,148,021	$76,518,397
Shares issued in reinvestment of distributions	999,620	10,383,346	3,164,721	49,369,653
Shares redeemed	(7,035,115)	(94,429,795)	(6,022,641)	(87,619,968)

	(2,204,202)	$(30,307,026)	2,290,101	$38,268,082

Investor C
Shares sold	803,325	$10,549,852	814,731	$11,927,507
Shares issued in reinvestment of distributions	81,374	1,023,687	429,461	6,549,280
Shares redeemed and automatic conversion of shares	(1,500,427)	(19,593,939)	(1,812,277)	(26,086,228)

	(615,728)	$(8,020,400)	(568,085)	$(7,609,441)

Class K
Shares sold	8,588,334	$118,120,962	10,667,123	$164,197,208
Shares issued in reinvestment of distributions	573,024	7,506,616	1,216,352	19,339,998
Shares redeemed	(3,702,804)	(50,846,799)	(3,477,658)	(52,035,392)

	5,458,554	$74,780,779	8,405,817	$131,501,814

Class R
Shares sold	640,082	$8,528,551	480,629	$6,749,365
Shares issued in reinvestment of distributions	31,589	404,970	72,742	1,133,325
Shares redeemed	(423,890)	(5,648,428)	(206,424)	(2,956,195)

	247,781	$3,285,093	346,947	$4,926,495

	4,994,290	$69,085,218	13,055,847	$206,361,110

80/20 Target Allocation
Institutional
Shares sold	7,977,433	$118,302,472	14,471,247	$207,376,058
Shares issued in reinvestment of distributions	580,117	8,115,842	857,189	14,589,361
Shares redeemed	(5,474,357)	(81,402,949)	(4,748,787)	(75,376,565)

	3,083,193	$45,015,365	10,579,649	$146,588,854

Investor A
Shares sold and automatic conversion of shares	3,572,051	$51,319,425	4,598,707	$71,874,389
Shares issued in reinvestment of distributions	396,887	5,429,408	1,025,501	17,064,339
Shares redeemed	(3,136,238)	(45,174,124)	(2,816,838)	(43,648,678)

	832,700	$11,574,709	2,807,370	$45,290,050

Investor C
Shares sold	913,419	$12,733,320	1,058,197	$16,050,821
Shares issued in reinvestment of distributions	56,708	748,546	253,903	4,077,682
Shares redeemed and automatic conversion of shares	(980,129)	(13,641,998)	(1,421,437)	(21,268,830)

	(10,002)	$(160,132)	(109,337)	$(1,140,327)

Class K
Shares sold	8,196,081	$120,452,972	14,567,888	$243,888,693
Shares issued in reinvestment of distributions	527,236	7,376,039	1,054,642	17,950,004
Shares redeemed	(3,591,236)	(53,325,705)	(3,765,086)	(60,293,941)

	5,132,081	$74,503,306	11,857,444	$201,544,756

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements   (continued)

	Year Ended 09/30/23		Year Ended 09/30/22
Fund Name/Share Class	Shares	Amount	Shares	Amount
80/20 Target Allocation (continued)
Class R
Shares sold	453,133	$6,491,848	431,825	$6,473,814
Shares issued in reinvestment of distributions	18,719	254,394	36,660	606,742
Shares redeemed	(130,778)	(1,882,047)	(160,793)	(2,360,386)

	341,074	$4,864,195	307,692	$4,720,170

	9,379,046	$135,797,443	25,442,818	$397,003,503

As of September 30, 2023, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation
Class K	18,349	18,727

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund, and BlackRock 80/20 Target Allocation Fund and the Board of Trustees of BlackRock Funds II:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund, and BlackRock 80/20 Target Allocation Fund of BlackRock Funds II (the “Funds”), including the schedules of investments, as of September 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

November 20, 2023

We have served as the auditor of one or more BlackRock investment companies since 1992.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	65

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30, 2023:

Fund Name	Qualified Dividend Income

20/80 Target Allocation	$1,472,660
40/60 Target Allocation	3,806,060
60/40 Target Allocation	12,682,022
80/20 Target Allocation	14,230,679

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended September 30, 2023:

Fund Name	Qualified Business Income

20/80 Target Allocation	$2,354
40/60 Target Allocation	9,692
60/40 Target Allocation	27,119
80/20 Target Allocation	26,885

The Funds hereby designates the following amounts, or maximum amounts allowable by law, as long-term capital dividends for the fiscal year ended September 30, 2023:

Fund Name	20% Rate Long-Term Capital Gain Dividends

80/20 Target Allocation	$3,173,858

The Funds intend to pass through to its shareholders the following amounts, or maximum amount allowable by law, of the foreign source income earned and foreign taxes paid for the fiscal year ended September 30, 2023:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid

20/80 Target Allocation	$711,090	$53,598
40/60 Target Allocation	907,646	129,241
60/40 Target Allocation	1,440,778	347,946
80/20 Target Allocation	4,949,858	290,209

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended September 30, 2023:

Fund Name	Federal Obligation Interest

20/80 Target Allocation	$2,416,291
40/60 Target Allocation	2,859,838
60/40 Target Allocation	6,575,250
80/20 Target Allocation	1,832,940

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

66	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2023 qualified for the dividends-received deduction for corporate shareholder:

Fund Name	Dividends-Received Deduction

20/80 Target Allocation	6.02%
40/60 Target Allocation	7.28
60/40 Target Allocation	10.42
80/20 Target Allocation	36.94

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2023:

Fund Name	Interest Dividends

20/80 Target Allocation	$12,217,020
40/60 Target Allocation	14,482,360
60/40 Target Allocation	26,608,454
80/20 Target Allocation	7,593,901

The Funds hereby designates the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2023:

Fund Name	Interest-Related Dividends

20/80 Target Allocation	$8,584,129
40/60 Target Allocation	8,937,851
60/40 Target Allocation	12,899,319
80/20 Target Allocation	5,783,335

I M P O R T A N T T A X I N F O R M A T I O N	67

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 18, 2023 (the “April Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock 20/80 Target Allocation Fund (“20/80 Fund”), BlackRock 40/60 Target Allocation Fund (“40/60 Fund”), BlackRock 60/40 Target Allocation Fund (“60/40 Fund”) and BlackRock 80/20 Target Allocation Fund (“80/20 Fund”) (each, a “Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

68	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three- and five-year periods reported, 80/20 Fund ranked in the second, first and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

The Board noted that for the one-, three- and five-year periods reported, 40/60 Fund ranked in the third, first and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.

The Board noted that for the one-, three- and five-year periods reported, 60/40 Fund ranked in the third, second and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.

The Board noted that for the one-, three- and five-year periods reported, 20/80 Fund ranked in the fourth, third and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	69

Disclosure of Investment Advisory Agreement (continued)

operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from the current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge the Funds an advisory fee. The Board reviewed BlackRock’s estimated profitability with respect to other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that BlackRock will not receive any advisory fees from the Funds for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons.

The Board also noted that each of 20/80 Fund’s and 80/20 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board also noted that each of 40/60 Fund’s and 60/40 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.

The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the pertinent Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the

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Disclosure of Investment Advisory Agreement (continued)

Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	71

Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Mark Stalnecker 1951	Chair of the Board and Trustee (Since 2019)

Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.

			28 RICs consisting of 168 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2019)

Trustee, Financial Accounting Foundation from 2017 to 2021; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021; Director, Pacific Pension Institute from 2014 to 2018; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof from 2018 to 2022; Advisory Board Member, Bridges Fund Management since 2016; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020; Investment Committee Member, Tostan since 2021; Member of the President’s Counsel, Commonfund since 2023.

			28 RICs consisting of 168 Portfolios	None

Collette Chilton 1958	Trustee (Since 2019)

Chief Investment Officer, Williams College from 2006 to 2023; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.

			28 RICs consisting of 168 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2019)

Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.

			28 RICs consisting of 168 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2016)

Director, Pioneer Legal Institute since 2023; Director, Charles Stark Draper Laboratory, Inc. from 2013 to 2021; Senior Lecturer, Harvard Business School, from 2008 to 2021; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.

			28 RICs consisting of 168 Portfolios	None

72	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Henry R. Keizer 1956	Trustee (Since 2016)	Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022.	28 RICs consisting of 168 Portfolios	GrafTech International Ltd. (materials manufacturing); Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems) from 2015 to 2020; Hertz Global Holdings (car rental) from 2015 to 2021.

Cynthia A. Montgomery 1952	Trustee (Since 2019)	Professor, Harvard Business School since 1989.	28 RICs consisting of 168 Portfolios	None

Donald C. Opatrny 1952	Trustee (Since 2015)

Chair of the Board of Phoenix Art Museum since 2022 and Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee thereof since 2020; Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2017; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014.

			28 RICs consisting of 168 Portfolios	None

Kenneth L. Urish 1951	Trustee (Since 2019)

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001, Emeritus since 2022; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.

			28 RICs consisting of 168 Portfolios	None

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	73

Trustee and Officer Information  (continued)

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Claire A. Walton 1957	Trustee (Since 2019)

Advisory Board Member, Grossman School of Business at the University of Vermont since 2023; Advisory Board Member, Scientific Financial Systems since 2022; General Partner of Neon Liberty Capital Management, LLC since 2003; Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Massachusetts Council on Economic Education from 2013 to 2015; Director, Woodstock Ski Runners from 2013 to 2022.

			28 RICs consisting of 168 Portfolios	None

Interested Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Robert Fairbairn 1965	Trustee (Since 2015)

Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.

			98 RICs consisting of 272 Portfolios	None

John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	100 RICs consisting of 274 Portfolios	None

(a)	The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.

(b)

Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A. Montgomery, 1994; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.

(d)

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

74	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years

Jennifer McGovern 1977	Vice President (Since 2014)

Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Trent Walker 1974	Chief Financial Officer (Since 2021)

Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019; Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to 2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.

Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)

Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex from 2014 to 2023.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)

Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
(a)	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2022, Joseph P. Platt retired as a Trustee of the Trust.

Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	75

Additional Information

Tailored Shareholder Reports for Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

76	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information  (continued)

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers
Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Custodian	Legal Counsel
The Bank of New York Mellon	Sidley Austin LLP
New York, NY 10286	New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	77

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

78	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

blackrock.com  |  800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TARGET-09/23-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

BlackRock 20/80 Target Allocation Fund	$23,868	$22,950	$0	$44	$19,300	$18,600	$407	$431

BlackRock 40/60 Target Allocation Fund	$23,868	$22,950	$0	$44	$19,300	$18,600	$407	$431

BlackRock 60/40 Target Allocation Fund	$23,868	$22,950	$0	$44	$19,300	$18,600	$407	$431

BlackRock 80/20 Target Allocation Fund	$23,868	$22,950	$0	$44	$19,300	$18,600	$407	$431

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with

BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,154,000	$2,098,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,154,000 and $2,098,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of

Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 20/80 Target Allocation Fund	$19,707	$19,076
BlackRock 40/60 Target Allocation Fund	$19,707	$19,076
BlackRock 60/40 Target Allocation Fund	$19,707	$19,076
BlackRock 80/20 Target Allocation Fund	$19,707	$19,076

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,154,000	$2,098,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 20, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: November 20, 2023